OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	December 31,
	2017	2018	2018
	CNY	CNY	US$

Contract deposits	102	102	15
Social security payable (a)	68	102	15
Payroll payable	376	442	64
Welfare payable	1	14	2
Accrued expenses	2,372	964	140
Others	7	15	2
	2,926	1,639	238

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(a)

The social security represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.